SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Condensed balance sheet are reconciled (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Proceeds allocated to Public Warrants	$ 12,350,000
Class A ordinary shares
Gross proceeds		$ 517,500,000	$ 517,500,000
Proceeds allocated to Public Warrants		24,150,000	24,150,000
Class A ordinary shares issuance costs		28,115,576	28,115,576
Remeasurement of carrying value to redemption value		52,265,576	52,265,576
Class A ordinary shares subject to possible redemption	$ 517,500,000	$ 517,500,000	$ 517,500,000